LOANS PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Secured loan			$ 1,000,000
Borrowing interest rate			10.00%
Interest reserve from loan advances			$ 100,000
Loan application fee amount			$ 30,000
Number of shares issued			3,480,000
Fair value			$ 52,500
Interest expense		$ 21,096
Accretion expense		17,342
Outstanding debt		$ 1,000,000
December 31, 2025 [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate			5.00%
Repayment of loan			$ 40,000